Description of Organization and Business Operations (Details) - USD ($)			3 Months Ended	7 Months Ended	12 Months Ended
	Oct. 01, 2025	Dec. 16, 2024	Mar. 31, 2026	Dec. 31, 2024	Dec. 31, 2025
Description of Organization and Business Operations [Line Items]
Cash			$ 0		$ 0
Mountain Lake Acquisition Corp.
Description of Organization and Business Operations [Line Items]
Incorporation date			Jun. 14, 2024		Jun. 14, 2024
Gross proceeds				$ 8,050,000
Transaction costs			$ 13,354,261		$ 13,354,261
Cash underwriting fee			4,600,000		4,600,000
Deferred underwriting fee	$ 1,000,000		8,050,000		8,050,000
Other offering costs			$ 704,261		704,261
Reversal of deferred underwriting fee payable	$ 7,050,000				$ 7,050,000
Net assets held in the trust account rate			80.00%		80.00%
Percentage of voting securities acquired			50.00%		50.00%
Government maturity days			185 days		185 days
Public share percentage			100.00%		100.00%
Interest to pay dissolution expenses			$ 100,000		$ 100,000
Outstanding public share percentage			100.00%		100.00%
Public share price (in Dollars per share)			$ 10.05		$ 10.05
Cash			$ 66,568	$ 1,383,392	$ 452,680
Working capital			$ 124,341		$ 265,230
Mountain Lake Acquisition Corp. | Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		23,000,000
Price per unit		$ 10.05	$ 10.05		$ 10.05
Government maturity days		185 days
IPO issued		$ 231,150,000
Public share percentage			100.00%		100.00%
Aggregate share rate			15.00%		15.00%
Business combination period			18 months		18 months
Mountain Lake Acquisition Corp. | Over-Allotment Option
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		2,000,000
Share price		$ 10
Mountain Lake Acquisition Corp. | Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)			805,000		805,000
Share price			$ 10		$ 10
Gross proceeds			$ 8,050,000		$ 8,050,000
Mountain Lake Acquisition Corp. | Trust Account [Member]
Description of Organization and Business Operations [Line Items]
Share price			$ 10.05		$ 10.05
Public share price (in Dollars per share)			$ 10.05		$ 10.05
Mountain Lake Acquisition Corp. | Underwriting Agreement [Member] | Initial Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		23,000,000
Mountain Lake Acquisition Corp. | Underwriting Agreement [Member] | Over-Allotment Option
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		2,000,000
Share price		$ 10
Generating gross proceeds		$ 230,000,000
Mountain Lake Acquisition Corp. | Underwriting Agreement [Member] | Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Number of units issued (in Shares)		805,000
Share price		$ 10
Gross proceeds		$ 8,050,000